Deferred Revenue - Schedule of Deferred Revenue (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition and Deferred Revenue [Abstract]
Balance, beginning	$ 767,726
Assumed from Boxlight Group		761,622
Additions	1,070,528	259,744
Amortization	(535,537)	(253,640)
Balance, ending	1,302,717	767,726
Deferred revenue - short-term	1,127,423	495,603	[1]
Deferred revenue - long-term	$ 175,294	$ 272,123	[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis